Shareholder Report, Average Annual Return (Details)	12 Months Ended	32 Months Ended	46 Months Ended		52 Months Ended	60 Months Ended	94 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000007554
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
C000174795
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor
C000174796
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000225884
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000007556
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
C000174797
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor
C000174798
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000225885
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000007560
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
C000174801
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor
C000174802
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000225887
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000007558
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
C000174799
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor
C000174800
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000225886
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000007562
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
C000174804
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor
C000174803
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000225888
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000007564
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
C000174805
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor
C000174806
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000225889
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000036890
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
C000174807
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor
C000174808
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000225890
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000235267
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
C000219731
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor
C000219732
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000225891
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
Without Sales Load [Member] | C000007554
Average Annual Return [Line Items]
Average Annual Return, Percent	28.39%					16.81%		11.94%
Without Sales Load [Member] | C000174795
Average Annual Return [Line Items]
Average Annual Return, Percent	28.63%					17.03%	13.50%
Without Sales Load [Member] | C000174796
Average Annual Return [Line Items]
Average Annual Return, Percent	28.68%					17.07%	13.55%
Without Sales Load [Member] | C000225884
Average Annual Return [Line Items]
Average Annual Return, Percent	28.74%			16.44%
Without Sales Load [Member] | C000007556
Average Annual Return [Line Items]
Average Annual Return, Percent	23.42%					14.51%		8.47%
Without Sales Load [Member] | C000174797
Average Annual Return [Line Items]
Average Annual Return, Percent	23.56%					14.65%	9.48%
Without Sales Load [Member] | C000174798
Average Annual Return [Line Items]
Average Annual Return, Percent	23.69%					14.75%	9.56%
Without Sales Load [Member] | C000225885
Average Annual Return [Line Items]
Average Annual Return, Percent	23.75%			13.63%
Without Sales Load [Member] | C000007560
Average Annual Return [Line Items]
Average Annual Return, Percent	17.06%					8.76%		6.58%
Without Sales Load [Member] | C000174801
Average Annual Return [Line Items]
Average Annual Return, Percent	17.28%					8.96%	8.64%
Without Sales Load [Member] | C000174802
Average Annual Return [Line Items]
Average Annual Return, Percent	17.33%					9.00%	8.69%
Without Sales Load [Member] | C000225887
Average Annual Return [Line Items]
Average Annual Return, Percent	17.37%			7.05%
Without Sales Load [Member] | C000007558
Average Annual Return [Line Items]
Average Annual Return, Percent	19.78%					9.25%		7.30%
Without Sales Load [Member] | C000174799
Average Annual Return [Line Items]
Average Annual Return, Percent	20.06%					9.49%	8.51%
Without Sales Load [Member] | C000174800
Average Annual Return [Line Items]
Average Annual Return, Percent	20.07%					9.51%	8.54%
Without Sales Load [Member] | C000225886
Average Annual Return [Line Items]
Average Annual Return, Percent	20.07%			8.95%
Without Sales Load [Member] | C000007562
Average Annual Return [Line Items]
Average Annual Return, Percent	13.32%					5.83%		4.30%
Without Sales Load [Member] | C000174804
Average Annual Return [Line Items]
Average Annual Return, Percent	13.54%					6.00%	5.68%
Without Sales Load [Member] | C000174803
Average Annual Return [Line Items]
Average Annual Return, Percent	13.62%					6.08%	5.76%
Without Sales Load [Member] | C000225888
Average Annual Return [Line Items]
Average Annual Return, Percent	13.68%			4.04%
Without Sales Load [Member] | C000007564
Average Annual Return [Line Items]
Average Annual Return, Percent	21.48%					9.41%		6.30%
Without Sales Load [Member] | C000174805
Average Annual Return [Line Items]
Average Annual Return, Percent	21.72%					9.57%	8.11%
Without Sales Load [Member] | C000174806
Average Annual Return [Line Items]
Average Annual Return, Percent	21.88%					9.67%	8.20%
Without Sales Load [Member] | C000225889
Average Annual Return [Line Items]
Average Annual Return, Percent	21.85%			8.37%
Without Sales Load [Member] | C000036890
Average Annual Return [Line Items]
Average Annual Return, Percent	19.51%					9.55%		7.15%
Without Sales Load [Member] | C000174807
Average Annual Return [Line Items]
Average Annual Return, Percent	19.73%					9.72%	7.91%
Without Sales Load [Member] | C000174808
Average Annual Return [Line Items]
Average Annual Return, Percent	19.86%					9.80%	7.97%
Without Sales Load [Member] | C000225890
Average Annual Return [Line Items]
Average Annual Return, Percent	19.85%			6.76%
Without Sales Load [Member] | C000235267
Average Annual Return [Line Items]
Average Annual Return, Percent	13.49%	0.86%
Without Sales Load [Member] | C000219731
Average Annual Return [Line Items]
Average Annual Return, Percent	13.67%				1.54%
Without Sales Load [Member] | C000219732
Average Annual Return [Line Items]
Average Annual Return, Percent	13.84%				1.58%
Without Sales Load [Member] | C000225891
Average Annual Return [Line Items]
Average Annual Return, Percent	13.96%		0.76%
Harris Associates Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	36.35%					15.98%		13.38%
Harris Associates Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	36.35%					15.98%	15.08%
Harris Associates Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	36.35%					15.98%	15.08%
Harris Associates Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	36.35%			14.17%
Harris Associates Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	36.35%					15.98%		13.38%
Harris Associates Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	36.35%					15.98%	15.08%
Harris Associates Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	36.35%					15.98%	15.08%
Harris Associates Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	36.35%			14.17%
Harris Associates Index: MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	32.43%					13.04%		10.07%
Harris Associates Index: MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	32.43%					13.04%	12.32%
Harris Associates Index: MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	32.43%					13.04%	12.32%
Harris Associates Index: MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	32.43%			11.16%
Harris Associates Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	36.35%					15.98%		13.38%
Harris Associates Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	36.35%					15.98%	15.08%
Harris Associates Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	36.35%					15.98%	15.08%
Harris Associates Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	36.35%			14.17%
Harris Associates Index: MSCI World ex U.S. Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Index Global (Net)
Average Annual Return, Percent	24.98%					8.36%		5.68%
Harris Associates Index: MSCI World ex U.S. Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Index Global (Net)
Average Annual Return, Percent	24.98%					8.36%	8.32%
Harris Associates Index: MSCI World ex U.S. Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Index Global (Net)
Average Annual Return, Percent	24.98%					8.36%	8.32%
Harris Associates Index: MSCI World ex U.S. Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Index Global (Net)
Average Annual Return, Percent	24.98%			7.43%
Harris Associates Index: MSCI World ex U.S. Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Index Global (Net)
Average Annual Return, Percent	24.98%					8.36%		5.68%
Harris Associates Index: MSCI World ex U.S. Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Index Global (Net)
Average Annual Return, Percent	24.98%					8.36%	8.32%
Harris Associates Index: MSCI World ex U.S. Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Index Global (Net)
Average Annual Return, Percent	24.98%					8.36%	8.32%
Harris Associates Index: MSCI World ex U.S. Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Index Global (Net)
Average Annual Return, Percent	24.98%			7.43%
Harris Associates Index: MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	32.43%					13.04%		10.07%
Harris Associates Index: MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	32.43%					13.04%	12.32%
Harris Associates Index: MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	32.43%					13.04%	12.32%
Harris Associates Index: MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	32.43%			11.16%
Harris Associates Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	11.57%	(0.77%)
Harris Associates Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	11.57%				(0.94%)
Harris Associates Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	11.57%				(0.94%)
Harris Associates Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	11.57%		(1.42%)
Harris Associates Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Harris Associates Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Harris Associates Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Harris Associates Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Harris Associates Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Harris Associates Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Harris Associates Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Harris Associates Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Harris Associates Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Harris Associates Index: 60% S&P 500 / 40% Bloomberg U.S. Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500 / 40% Bloomberg U.S. Aggregate
Harris Associates Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Harris Associates Index: 60% S&P 500 / 40% Bloomberg U.S. Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500 / 40% Bloomberg U.S. Aggregate
Harris Associates Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Harris Associates Index: 60% S&P 500 / 40% Bloomberg U.S. Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500 / 40% Bloomberg U.S. Aggregate
Harris Associates Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Harris Associates Index: 60% S&P 500 / 40% Bloomberg U.S. Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500 / 40% Bloomberg U.S. Aggregate
Harris Associates Index: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Harris Associates Index: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Harris Associates Index: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Harris Associates Index: MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Harris Associates Index: MSCI World ex U.S. Small Cap Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Small Cap Index (Net)
Harris Associates Index: MSCI World ex U.S. Small Cap Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Small Cap Index (Net)
Harris Associates Index: MSCI World ex U.S. Small Cap Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Small Cap Index (Net)
Harris Associates Index: MSCI World ex U.S. Small Cap Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. Small Cap Index (Net)